Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Lease Obligations [Abstract]
2016	$ 138
2017	132
2018	84
2019	78
2020	60
2021 and beyond	63
Total minimum payments required	$ 555